Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)
Property and Equipment, Net (Details) [Line Items]
Depreciation expenses	¥ 196,168	$ 30,365	¥ 209,663		¥ 152,801
Impairment of long-lived assets other than goodwill	849,246	131,454		$ 0		$ 0
Property, Plant and Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Impairment loss net amount	¥ 493,375	$ 76,369